Business Combinations (Details) - Schedule of provisional fair values of the identifable assets acquired and liabilities - USD ($)	12 Months Ended
	Jan. 27, 2023	Mar. 31, 2023
Consideration transferred:
Fair value of common stock issued	$ 10,078
Fair value of contingent shares	1,990
Total consideration	12,068
Assets Acquired
Cash and cash receivables	55
Accounts receivable	117
Property and equipment	9
Intangibles assets	2,000
Goodwill	11,996
Total assets acquired	14,177
Liabilities Assumed
Accounts payable	418
Accrued Expenses	294
Convertible loans	527
Other current liabilities	89
Other long-term liabilities	781	$ 1,443,000
Net assets acquired	$ 12,068